OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Abstract]
Operating lease income	$ 155,156	$ 151,150
Variable lease income	7,137	3,961
Total operating lease income	$ 162,293	$ 155,111